TAXATION - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
TAXATION
Balance at the beginning of year	¥ (623,044)	$ (85,357)	¥ (565,022)
Change of valuation allowance in the current year	(128,326)	(17,580)	(58,022)
Balance at the end of year	¥ (751,370)	$ (102,937)	¥ (623,044)